Intangible Assets - Summary of Movement in VOBA (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	€ 1,633	€ 1,820
Ending balance	1,727	1,633
VOBA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,153	1,399
Additions		6
Disposals		(11)
Amortization / depreciation through income statement	(135)	(63)
Shadow accounting adjustments	56	(26)
Net exchange differences	49	(153)
Ending balance	€ 1,123	€ 1,153